S000088373 [Member] Investment Strategy - AB International Buffer ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by investing, under normal conditions, substantially all of its assets in a combination of exchange-traded options contracts on an underlying ETF (“Underlying ETF”). The Underlying ETF (initially expected to be the iShares MSCI EAFE ETF) is an ETF that seeks to track the investment results of the MSCI EAFE Index (the “Underlying ETF’s Index”), designed to measure the equity market performance of developed markets outside of the U.S. and Canada, including countries in Europe, Australasia and the Far East, as determined by MSCI, Inc. The Fund uses an options strategy that seeks to produce investment outcomes based on the performance of the Underlying ETF, subject to an approximate upside limit typically between 4% and 5% (“Hedge Period Cap”), while also seeking to provide protection against Underlying ETF share price declines of up to a 10% limit (“Hedge Period Buffer”), over a designated period (typically 90 days, but may be up to 120 days, after portfolio rebalance) (each, a “Hedge Period”). Periodically, the Fund may bear a “first loss” of 2% when doing so permits the Fund to maintain a higher Hedge Period Cap, as explained below. The Adviser seeks to monitor the performance of this Options Portfolio (as defined below) and may rebalance the portfolio (by liquidating all or a portion of the Options Portfolio) at any time to protect capital or lock-in some portfolio gains of the Fund
(“Upside Ratchet”), depending on its evaluation of market conditions. If there is an Upside Ratchet, the Hedge Period may be shorter. The Fund does not pursue a “defined outcome” strategy. Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The Fund is actively-managed and the Hedge Period Buffer may not protect the Fund against losses. Each Hedge Period is measured from the time of the Fund’s investment in the Options Portfolio, not from the time that an investor purchases shares of the Fund. At the time of purchasing Fund shares, an investor may be unable to determine the Fund’s position relative to the Hedge Period Cap and Hedge Period Buffer.
The Underlying ETF’s Index covers approximately 85% of the free float-adjusted market capitalization in each country included in the index. The Underlying ETF’s Index is a widely used benchmark for international equity portfolios, as it seeks to capture the return from equity securities of large- and mid-capitalization companies across developed market countries. The Underlying ETF’s Index consists of securities from a broad range of industries. The components of the Underlying ETF’s Index are likely to change over time.
The Fund may also invest in equity securities of large- and mid-capitalization companies or instruments with similar economic characteristics, MSCI EAFE Index options, shares of AB Government Money Market Portfolio, U.S. Government securities and cash and money market securities. For these purposes, “large capitalization companies” are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the MSCI EAFE Index.
Investments. The Fund typically utilizes customized call and put equity or index exchange-traded options contracts that reference the Underlying ETF, referred to as FLexible EXchange Options (“FLEX Options”), as well as other listed options that reference the price performance of the Underlying ETF, the Underlying ETF’s Index, or ETFs that replicate the Underlying ETF’s Index. FLEX Options provide investors with the ability to customize key option contract terms such as strike price, style and expiration date. The Fund intends to transact in four options: long put options, short put options, short call options and long call options (the “Options Portfolio”)—for the purposes of implementing the strategy and establishing the Hedge Period Cap and Hedge Period Buffer.

Options Portfolio
Investment Type	Strategy Purpose
Purchase Call (FLEX Option)	Obtain Economic Exposure to Shares of Underlying ETF

Purchase Put (FLEX Option)	Establish Hedge Period Buffer

Write Put (FLEX Option)	Establish End of Hedge Period Buffer

Write Call (FLEX Option)	Establish Hedge Period Cap
Hedge Period Cap and Hedge Period Buffer. The Hedge Period Cap is established by selling a call option that will limit the Fund’s ability to realize any increase in the value of the shares of the Underlying ETF above the strike price. The Fund estimates that the Hedge Period Cap will range from between 4% and 5%. For each Hedge Period, the Hedge Period Cap is based on the strike price of the short call options for that Hedge Period. The strike price for the option is expected to change for each Hedge Period, depending on prevailing market conditions, resulting in a different Hedge Period Cap for each Hedge Period.
The Hedge Period Buffer is established by using a combination of options that operates to provide downside protection against a portion of the Underlying ETF’s share price decline for the applicable Hedge Period. The Fund may assume a loss attributable to the first 2% decline in the Underlying ETF’s share price at the time of establishing the Options Portfolio, and then the Hedge Period Buffer protects the Fund against further losses attributable to such share price declines, up to a 10% limit. If prevailing market conditions allow, the Fund will have less than a first loss of 2%. The Hedge Period Buffer does not protect the Fund against losses attributable to Underlying ETF share price declines exceeding 10%.
The Hedge Period Cap and the Hedge Period Buffer are determined without regard to any fees or expenses charged to the Fund, which will have the effect of reducing the Hedge Period Cap or the Hedge Period Buffer for a Hedge Period.
The Fund seeks to generate returns that match those attributable to the secondary market share price of the Underlying ETF, up to the Hedge Period Cap, while limiting downside losses attributable to the Underlying ETF share price declines. The hypothetical graphical illustration provided below is designed to illustrate the outcomes that the Fund seeks to provide for investors who hold shares for the entirety of a Hedge Period. There is no guarantee that the Fund will be successful in its attempt to provide the outcomes for any Hedge Period.
Hedge Period
The Fund’s options strategy is designed to be implemented over Hedge Periods.
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Options Portfolio Upside Ratchet. Once the Options Portfolio is established for a Hedge Period, the Adviser analyzes whether to engage in the Upside Ratchet of the Options Portfolio based on the Adviser’s assessment of the maximum potential remaining upside return of the portfolio. As a result of the performance of the FLEX Options during the Hedge Period to date, the Fund may have little or no upside available for the remainder of that Hedge Period because the Underlying ETF’s share price has increased in value substantially above the Hedge Period Cap. In these circumstances, the Adviser may, before expiration of the option term, unwind the then-current Options Portfolio and enter into new FLEX Options that establish a new Hedge Period, which would expire on the last business day of the next closest month-end period beyond three months. By engaging in the Upside Ratchet of the Options Portfolio, the Fund retains the potential to capture further increases in value when the market price of the Underlying ETF is increasing. This rebalancing may be implemented over several days, during which the Fund may have a blended portfolio consisting of old options and new options.

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Hedge Period Transitions. If there is no Upside Ratchet of the Options Portfolio as the Fund approaches the end of a Hedge Period, the Adviser intends to rebalance the Options Portfolio for a new Hedge Period. This rebalancing may be implemented over several days, during which the Fund may have a blended portfolio consisting of expiring options and new options. At the end of each Hedge Period transition, the Fund expects to hold only new options as a result of this rebalancing.

Additional Information about the Fund’s Investment Strategy
In lieu of purchasing a call to obtain economic exposure to the Underlying ETF (as indicated in the chart above), the Fund may seek to gain equivalent economic exposure by engaging in the following. The Fund may purchase a longer maturity near-zero strike call; purchase shares of the Underlying ETF; purchase shares of one or more other ETFs that replicate the Underlying ETF’s Index; purchase a combination of equity securities that in the aggregate seek to track the share price return of the Underlying ETF (excluding dividends); or invest in money market funds and/or other cash equivalents and purchase and sell a combination of call and put options that seek to replicate exposure to the Underlying ETF.
The Fund is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.